UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds, LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30

Date of reporting period: OCTOBER 1, 2016 – MARCH 31, 2017

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

March 31, 2017

AMG SouthernSun Small Cap Fund

Class N: SSSFX      |     Class I: SSSIX

AMG SouthernSun U.S. Equity Fund

Class N: SSEFX      |     Class I: SSEIX      |     Class C: SSECX

AMG SouthernSun Global Opportunities Fund

Class N: SSOVX      |     Class I: SSOLX

www.amgfunds.com |	SAR076-0317

AMG Funds

Semi-Annual Report—March 31, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG SouthernSun Small Cap Fund	5
AMG SouthernSun U.S. Equity Fund	7
AMG SouthernSun Global Opportunities Fund	9

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	13

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	15

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	16

Detail of changes in assets for the past two fiscal periods

Financial Highlights	17

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	21

Notes to Financial Statements	22

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense Ratio for	Beginning Account Value	Ending Account Value	Expenses Paid During
Six Months Ended March 31, 2017	the Period	10/01/16	03/31/17	the Period*
AMG SouthernSun Small Cap Fund
Class N
Based on Actual Fund Return	1.22%	$1,000	$1,114	$6.43
Hypothetical (5% return before expenses)	1.22%	$1,000	$1,019	$6.14
Class I
Based on Actual Fund Return	0.97%	$1,000	$1,116	$5.12
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.89
AMG SouthernSun U.S. Equity Fund
Class N
Based on Actual Fund Return	1.20%	$1,000	$1,066	$6.18
Hypothetical (5% return before expenses)	1.20%	$1,000	$1,019	$6.04
Class I
Based on Actual Fund Return	0.95%	$1,000	$1,067	$4.90
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.78
Class C
Based on Actual Fund Return	1.95%	$1,000	$1,062	$10.02
Hypothetical (5% return before expenses)	1.95%	$1,000	$1,015	$9.80
AMG SouthernSun Global Opportunities Fund
Class N
Based on Actual Fund Return	1.55%	$1,000	$1,081	$8.04
Hypothetical (5% return before expenses)	1.55%	$1,000	$1,017	$7.80
Class I
Based on Actual Fund Return	1.30%	$1,000	$1,082	$6.75
Hypothetical (5% return before expenses)	1.30%	$1,000	$1,018	$6.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Fund Performance (unaudited)

Periods ended March 31, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended March 31, 2017.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG SouthernSun Small Cap Fund [2,3,4,5,6,7,8]
Class N14	11.44%	18.02%	9.00%	9.23%	10.86%	10/01/03
Class I14	11.59%	18.32%	9.27%	—	15.41%	09/30/09
Russell 2000® Index[15]	11.52%	26.22%	12.35%	7.12%	9.28%	10/01/03	†
MSCI USA Small Cap Index[16]	10.65%	22.54%	12.56%	7.81%	9.78%	10/01/03	†
AMG SouthernSun U.S. Equity Fund [2,3,4,5,6,7,8,9]
Class N14	6.56%	13.09%	—	—	9.91%	4/10/12
Class I14	6.72%	13.33%	—	—	10.19%	4/10/12
Class C	6.18%	12.21%	—	—	9.13%	4/10/12
Russell 2500TM Index[17]	10.11%	21.53%	12.60%	7.71%	13.82%	4/10/12	†
Russell Midcap® Index[18]	8.52%	17.03%	13.09%	7.94%	14.13%	4/10/12	†
AMG SouthernSun Global Opportunities Fund [3,4,5,6,7,8,9,10,11,12,13]
Class N14	8.05%	—	—	—	6.10%	7/11/16
Class I14	8.15%	—	—	—	6.20%	7/11/16
MSCI ACWI Index[19,21]	8.18%	15.04%	8.37%	4.00%	12.29%	7/11/16	†
MSCI ACWI SMID Cap Index[20,21]	7.21%	15.27%	9.20%	—	12.28%	7/11/16	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of March 31, 2017. All returns are in U.S. dollars ($).
[2]	AMG SouthernSun Small Cap Fund’s and AMG SouthernSun U.S. Equity Fund’s inception dates and returns for all periods beginning prior to March 31, 2014 reflects performance of the predecessor Funds, SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund, respectively, and were managed by SouthernSun Asset Management, LLC with the same investment objectives and substantially similar investment policies.
[3]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[4]	A short-term redemption fee of 2% will be charged on shares held for less than 60 days.
[5]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[6]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[7]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[8]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[9]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[10]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[11]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[12]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[13]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[14]	Effective October 1, 2016, the Investor Class and Institutional Class of AMG SouthernSun Small Cap Fund, AMG SouthernSun U.S. Equity Fund and AMG SouthernSun Global Opportunities Fund were renamed Class N and Class I respectively.
[15]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the

Fund Performance (continued)

Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[16]	The MSCI USA Small Cap Index is designed to measure the performance of the small cap segment of the U.S. equity market. Unlike the Fund, the MSCI USA Small Cap Index is unmanaged, is not available for investment and does not incur expenses.
[17]	The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. Unlike the Fund, the Russell 2500TM Index is unmanaged, is not available for investment and does not incur expenses.
[18]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. Unlike the Fund, the Russell Midcap® Index is unmanaged, is not available for investment and does not incur expenses.
[19]	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Unlike the Fund, the MSCI All Country World Index is unmanaged, is not available for investment and does not incur expenses.
[20]	The MSCI ACWI SMID Cap Index captures mid and small cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 7,488 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Unlike the Fund, the MSCI ACWI SMID Cap Index is unmanaged, is not available for investment and does not incur expenses.
[21]	All MSCI data is provided ‘as is.’ The product described herein is not sponsored or endorsed and has not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the product described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell Indices are trademarks of the London Stock Exchange group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG SouthernSun Small Cap Fund

Fund Snapshots (unaudited)

March 31, 2017

PORTFOLIO BREAKDOWN

	AMG SouthernSun	Russell	MSCI USA
	Small Cap	2000®	Small Cap
Sector	Fund*	Index	Index
Industrials	37.7%	14.3%	15.4%
Consumer Discretionary	17.7%	12.2%	12.6%
Health Care	15.9%	13.0%	11.6%
Consumer Staples	10.5%	2.9%	3.1%
Information Technology	9.0%	17.4%	15.9%
Energy	4.6%	3.5%	4.0%
Financials	0.0%	19.3%	16.8%
Real Estate	0.0%	7.8%	10.8%
Materials	0.0%	5.2%	6.1%
Utilities	0.0%	3.7%	3.2%
Telecommunications Services	0.0%	0.7%	0.5%
Other Assets and Liabilities	4.6%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Darling Ingredients, Inc.**	6.1%
Hill-Rom Holdings, Inc.**	5.6
Centene Corp.**	5.5
Murphy USA, Inc.	5.1
Clean Harbors, Inc.**	5.1
Diebold Nixdorf, Inc.	5.0
The Brink’s Co.**	4.9
The Timken Co.	4.7
Envision Healthcare Corp.	4.7
Newfield Exploration Co.**	4.6

Top Ten as a Group	51.3%

**	Top Ten Holdings as of September 30, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG SouthernSun Small Cap Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2017

	Shares	Value
Common Stocks - 95.4%
Consumer Discretionary - 17.7%
Murphy USA, Inc.*	238,125	$17,483,138
Polaris Industries, Inc.[1]	174,683	14,638,435
Tenneco, Inc.	244,540	15,264,187
Thor Industries, Inc.	140,619	13,517,704
Total Consumer Discretionary		60,903,464
Consumer Staples - 10.5%
Darling Ingredients, Inc.*	1,440,904	20,921,926
Sanderson Farms, Inc.[1]	145,844	15,144,441
Total Consumer Staples		36,066,367
Energy - 4.6%
Newfield Exploration Co.*	427,577	15,781,867
Health Care - 15.9%
Centene Corp.*	266,495	18,990,434
Envision Healthcare Corp.*	266,314	16,330,375
Hill-Rom Holdings, Inc.	274,928	19,409,917
Total Health Care		54,730,726
Industrials - 37.7%
Actuant Corp., Class A	280,642	7,394,917
AGCO Corp.	197,167	11,865,510
The Brink’s Co.	313,021	16,730,972
Chicago Bridge & Iron Co., N.V.	410,292	12,616,479
Clean Harbors, Inc.*	314,069	17,468,518
Federal Signal Corp.	946,748	13,074,590
IDEX Corp.	119,826	11,204,929
Nordson Corp.	68,036	8,357,542
The Timken Co.	361,333	16,332,252
Trinity Industries, Inc.	567,024	15,054,487
Total Industrials		130,100,196
Information Technology - 9.0%
Broadridge Financial Solutions, Inc.	200,371	13,615,209
Diebold Nixdorf, Inc.	567,156	17,411,689
Total Information Technology		31,026,898
Total Common Stocks (cost $266,885,895)		328,609,518

	Principal Amount	Value
Short-Term Investments - 9.0%
Repurchase Agreements - 4.8%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $3,905,522 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $3,983,364)	$3,905,258	$3,905,258
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $3,905,525 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $3,983,363)	3,905,258	3,905,258
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $821,684 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $838,049)	821,617	821,617
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $3,905,522 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $3,983,363)	3,905,258	3,905,258
State of Wisconsin Investment Board, dated 03/31/17, due 04/03/17, 0.900% total to be received $3,905,593 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $3,983,410)	3,905,300	3,905,300
Total Repurchase Agreements		16,442,691

	Shares
Other Investment Companies - 4.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	14,713,270	14,713,270
Total Short-Term Investments (cost $31,155,961)		31,155,961
Total Investments - 104.4% (cost $298,041,856)		359,765,479
Other Assets, less Liabilities - (4.4)%		(15,286,538)
Net Assets - 100.0%		$344,478,941

The accompanying notes are an integral part of these financial statements.

AMG SouthernSun U.S. Equity Fund

Fund Snapshots (unaudited)

March 31, 2017

PORTFOLIO BREAKDOWN

	AMG SouthernSun	Russell	Russell
	U.S. Equity	2500TM	Midcap®
Sector	Fund*	Index	Index
Industrials	29.5%	15.6%	13.8%
Consumer Discretionary	18.4%	12.5%	15.1%
Information Technology	12.7%	15.1%	15.2%
Health Care	9.8%	11.5%	9.4%
Consumer Staples	6.1%	3.2%	4.9%
Utilities	4.7%	3.8%	6.2%
Energy	4.6%	4.5%	5.8%
Materials	2.8%	6.2%	5.7%
Financials	0.0%	17.1%	13.2%
Telecommunication Services	0.0%	0.6%	0.7%
Real Estate	0.0%	9.9%	10.0%
Other Assets and Liabilities	11.4%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Darling Ingredients, Inc.**	6.1%
Murphy USA, Inc.	5.4
Centene Corp.**	5.2
Clean Harbors, Inc.**	5.2
The Western Union Co.**	4.9
Hanesbrands, Inc.**	4.9
The Timken Co.**	4.8
OGE Energy Corp.**	4.7
Newfield Exploration Co.**	4.6
Envision Healthcare Corp.	4.6

Top Ten as a Group	50.4%

**	Top Ten Holdings as of September 30, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG SouthernSun U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2017

	Shares	Value
Common Stocks - 88.6%
Consumer Discretionary - 18.4%
Hanesbrands, Inc.	1,989,085	$41,293,405
Murphy USA, Inc.*	619,025	45,448,816
Polaris Industries, Inc.[1]	433,769	36,349,842
Thor Industries, Inc.	340,905	32,771,198
Total Consumer Discretionary		155,863,261
Consumer Staples - 6.1%
Darling Ingredients, Inc.*	3,544,638	51,468,144
Energy - 4.6%
Newfield Exploration Co.*	1,061,504	39,180,113
Health Care - 9.8%
Centene Corp.*	621,165	44,264,218
Envision Healthcare Corp.*	631,168	38,703,222
Total Health Care		82,967,440
Industrials - 29.5%
AGCO Corp.	480,248	28,901,325
Chicago Bridge & Iron Co., N.V.[1]	997,647	30,677,645
Clean Harbors, Inc.*	787,373	43,793,686
Flowserve Corp.[1]	691,836	33,498,699
IDEX Corp.	385,925	36,087,847
The Timken Co.	891,696	40,304,659
Trinity Industries, Inc.	1,392,151	36,961,609
Total Industrials		250,225,470
Information Technology - 12.7%
Broadridge Financial Solutions, Inc.	487,550	33,129,022
Knowles Corp.*,1	1,713,431	32,469,517
The Western Union Co.[1]	2,039,125	41,496,194
Total Information Technology		107,094,733
Materials - 2.8%
WestRock Co.	459,007	23,882,086
Utilities - 4.7%
OGE Energy Corp.	1,140,358	39,889,723
Total Common Stocks (cost $711,246,545)		750,570,970

	Principal Amount	Value
Short-Term Investments - 20.0%
Repurchase Agreements - 9.0%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $18,042,684 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $18,402,300)	$18,041,466	$18,041,466
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $18,042,699 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $18,402,296)	18,041,466	18,041,466
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $3,796,607 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $3,872,223)	3,796,297	3,796,297
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $18,042,684 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $18,402,295)	18,041,466	18,041,466
State of Wisconsin Investment Board, dated 03/31/17, due 04/03/17, 0.900% total to be received $18,042,853 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $18,402,350)	18,041,500	18,041,500
Total Repurchase Agreements		75,962,195

	Shares
Other Investment Companies - 11.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	93,321,729	93,321,729
Total Short-Term Investments (cost $169,283,924)		169,283,924
Total Investments - 108.6% (cost $880,530,469)		919,854,894
Other Assets, less Liabilities - (8.6)%		(72,911,808)
Net Assets - 100.0%		$846,943,086

The accompanying notes are an integral part of these financial statements.

AMG SouthernSun Global Opportunities Fund

Fund Snapshots (unaudited)

March 31, 2017

PORTFOLIO BREAKDOWN

	AMG SouthernSun	MSCI	MSCI ACWI
	Global Opportunities	ACWI	SMID Cap
Sector	Fund*	Index	Index
Industrials	28.8%	10.7%	17.2%
Consumer Discretionary	14.3%	12.1%	15.5%
Financials	12.6%	18.4%	13.5%
Consumer Staples	10.2%	9.5%	4.8%
Information Technology	7.0%	16.4%	13.1%
Health Care	5.5%	11.1%	8.2%
Energy	4.8%	6.7%	4.2%
Materials	0.0%	5.3%	9.5%
Utilities	0.0%	3.2%	4.1%
Telecommunication Services	0.0%	3.4%	1.1%
Real Estate	0.0%	3.2%	8.8%
Other Assets and Liabilities	16.8%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Darling Ingredients, Inc.**	6.4%
Centene Corp.**	5.5
Clean Harbors, Inc.**	5.4
Newfield Exploration Co.**	4.8
Polaris Industries, Inc.**	4.8
The Western Union Co.**	4.8
De’Longhi S.P.A.	4.8
Tenneco, Inc.	4.8
SKF AB, B Shares**	4.7
The Brink’s Co.	4.2

Top Ten as a Group	50.2%

**	Top Ten Holdings as of September 30, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG SouthernSun Global Opportunities Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2017

	Shares	Value
Common Stocks - 83.2%
Consumer Discretionary - 14.3%
De’Longhi S.P.A. (Italy)	4,340	$126,186
Polaris Industries, Inc. (United States)[1]	1,522	127,544
Tenneco, Inc. (United States)	2,015	125,776
Total Consumer Discretionary		379,506
Consumer Staples - 10.2%
Bakkafrost P/F (Faroe Islands)	3,221	99,628
Darling Ingredients, Inc. (United States)*	11,623	168,766
Total Consumer Staples		268,394
Energy - 4.8%
Newfield Exploration Co. (United States)*	3,456	127,561
Financials - 12.6%
American Express Co. (United States)	1,124	88,920
Bangkok Bank PCL (Thailand)	19,118	103,531
Discover Financial Services (United States)	1,200	82,068
Element Fleet Management Corp. (Canada)	6,277	58,104
Total Financials		332,623
Health Care - 5.5%
Centene Corp. (United States)*	2,051	146,154
Industrials - 28.8%
AGCO Corp. (United States)	1,581	95,145
The Brink’s Co. (United States)	2,093	111,871
Bunzl PLC (United Kingdom)	3,246	94,346
Chicago Bridge & Iron Co., N.V. (Netherlands)	3,285	101,014
Clean Harbors, Inc. (United States)*	2,581	143,555
Localiza Rent a Car, S.A. (Brazil)	6,904	92,403

	Shares	Value
SKF AB, B Shares (Sweden)	6,237	$123,340
Total Industrials		761,674
Information Technology - 7.0%
Spectris PLC (United Kingdom)	1,867	58,372
The Western Union Co. (United States)	6,252	127,228
Total Information Technology		185,600
Total Common Stocks (cost $2,045,214)		2,201,512

	Principal Amount
Short-Term Investments - 25.8%
Repurchase Agreements - 3.5%[2]
Royal Bank of Scotland PLC, dated 03/31/17,due 04/03/17, 0.780% total to be received $91,890 (collateralized by various U.S. Government Agency Obligations, 0.394% - 2.250%, 04/30/17 - 07/31/18, totaling $93,723)	$91,884	91,884

	Shares
Other Investment Companies - 22.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	590,909	590,909
Total Short-Term Investments (cost $682,793)		682,793
Total Investments - 109.0% (cost $2,728,007)		2,884,305
Other Assets, less Liabilities - (9.0)%		(238,248)
Net Assets - 100.0%		$2,646,057

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG SouthernSun Small Cap Fund	$298,238,707	$70,666,337	$(9,139,565)	$61,526,772
AMG SouthernSun U.S. Equity Fund	882,296,133	85,203,698	(47,644,937)	37,558,761
AMG SouthernSun Global Opportunities Fund	2,728,007	215,321	(59,023)	156,298

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of March 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG SouthernSun Small Cap Fund	$16,148,958	4.7%
AMG SouthernSun U.S. Equity Fund	74,278,234	8.8%
AMG SouthernSun Global Opportunities Fund	90,001	3.4%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	AMG SouthernSun
	Global	MSCI ACWI	MSCI ACWI
Country	Opportunities Fund†	Index	SMID Cap Index
Australia	0.0%	2.5%	2.7%
Austria	0.0%	0.1%	0.3%
Belgium	0.0%	0.4%	0.5%
Brazil	4.2%	0.9%	0.7%
Canada	2.6%	3.2%	3.7%
Chile	0.0%	0.2%	0.1%
China	0.0%	3.0%	2.3%
Denmark	0.0%	0.5%	0.9%
Faroe Islands	4.5%	0.0%	0.0%
Finland	0.0%	0.3%	0.6%
France	0.0%	3.3%	2.4%
Germany	0.0%	3.1%	2.2%
Greece	0.0%	0.0%	0.1%
Hong Kong	0.0%	1.1%	1.0%
India	0.0%	1.0%	1.2%
Indonesia	0.0%	0.3%	0.3%
Ireland	0.0%	0.2%	0.4%
Israel	0.0%	0.2%	0.5%
Italy	5.7%	0.7%	1.2%
Japan	0.0%	7.6%	10.3%
Malaysia	0.0%	0.3%	0.3%
Mexico	0.0%	0.4%	0.4%

	AMG SouthernSun
	Global	MSCI ACWI	MSCI ACWI
Country	Opportunities Fund†	Index	SMID Cap Index
Netherlands	4.6%	1.1%	0.9%
New Zealand	0.0%	0.1%	0.3%
Norway	0.0%	0.2%	0.5%
Philippines	0.0%	0.1%	0.1%
Poland	0.0%	0.1%	0.2%
Portugal	0.0%	0.1%	0.1%
Qatar	0.0%	0.1%	0.1%
Russia	0.0%	0.4%	0.2%
Singapore	0.0%	0.4%	0.8%
South Africa	0.0%	0.7%	0.8%
South Korea	0.0%	1.7%	1.6%
Spain	0.0%	1.1%	0.8%
Sweden	5.6%	0.9%	1.5%
Switzerland	0.0%	2.8%	2.1%
Taiwan	0.0%	1.4%	1.5%
Thailand	4.7%	0.3%	0.3%
Turkey	0.0%	0.1%	0.1%
United Arab Emirates	0.0%	0.1%	0.1%
United Kingdom	7.0%	5.8%	6.6%
United States	61.1%	53.2%	49.3%

	100.0%	100.0%	100.0%

†	As a percentage of long-term investments on March 31, 2017.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Small Cap Fund
Investments in Securities
Common Stocks†	$328,609,518	—	—	$328,609,518
Short-Term Investments
Repurchase Agreements	—	$16,442,691	—	16,442,691
Other Investment Companies	14,713,270	—	—	14,713,270

Total Investments in Securities	$343,322,788	$16,442,691	—	$359,765,479

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun U.S. Equity Fund
Investments in Securities
Common Stocks†	$750,570,970	—	—	$750,570,970
Short-Term Investments
Repurchase Agreements	—	$75,962,195	—	75,962,195
Other Investment Companies	93,321,729	—	—	93,321,729

Total Investments in Securities	$843,892,699	$75,962,195	—	$919,854,894

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Global Opportunities Fund
Investments in Securities
Common Stocks
Industrials	$543,988	$217,686	—	$761,674
Consumer Discretionary	253,320	126,186	—	379,506
Financials	229,092	103,531	—	332,623
Consumer Staples	168,766	99,628	—	268,394
Information Technology	127,228	58,372	—	185,600
Health Care	146,154	—	—	146,154
Energy	127,561	—	—	127,561
Short-Term Investments
Repurchase Agreements	—	91,884	—	91,884
Other Investment Companies	590,909	—	—	590,909

Total Investments in Securities	$2,187,018	$697,287	—	$2,884,305

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As	of March 31, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

March 31, 2017

	AMG SouthernSun Small Cap Fund#	AMG SouthernSun U.S. Equity Fund#	AMG SouthernSun Global Opportunities Fund#
Assets:
Investments at value* (including securities on loan valued at $16,148,958,
$74,278,234 and $90,001, respectively)	$359,765,479	$919,854,894	$2,884,305
Receivable for investments sold	414,859	723,206	203
Receivable for Fund shares sold	1,211,091	3,523,921	—
Dividends, interest and other receivables	124,686	473,732	4,350
Prepaid offering costs	—	—	29,873
Prepaid expenses	32,452	52,269	5,821
Receivable from affiliate	—	—	14,876
Total assets	361,548,567	924,628,022	2,939,428
Liabilities:
Payable upon return of securities loaned	16,442,691	75,962,195	91,884
Payable for investments purchased	—	—	58,419
Payable for Fund shares repurchased	248,953	889,038	—
Payable to affiliate	—	—	112,511
Accrued expenses:
Investment advisory and management fees	216,498	536,657	2,016
Administrative fees	43,300	107,331	336
Professional fees	30,481	39,548	17,953
Distribution fees - Class N	26,754	9,729	7
Distribution fees - Class C	—	33,484	—
Trustees fees and expenses	4,349	10,908	54
Other	56,600	96,046	10,191
Total liabilities	17,069,626	77,684,936	293,371
Net Assets	$344,478,941	$846,943,086	$2,646,057
Net Assets Represent:
Paid-in capital	$319,933,928	$842,353,453	$2,473,602
Undistributed (distributions in excess of) net investment income	(14,830)	152,593	(1,898)
Accumulated net realized gain (loss) from investments	(37,163,780)	(34,887,385)	18,091
Net unrealized appreciation of investments	61,723,623	39,324,425	156,262
Net Assets	$344,478,941	$846,943,086	$2,646,057
* Investments at cost	$298,041,856	$880,530,469	$2,728,007

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG SouthernSun Small Cap Fund#	AMG SouthernSun U.S. Equity Fund#	AMG SouthernSun Global Opportunities Fund#
Class N:
Net Assets	$124,380,655	$45,622,843	$29,539
Shares outstanding	5,274,007	3,394,047	2,785
Net asset value, offering and redemption price per share	$23.58	$13.44	$10.61
Class I:
Net Assets	$220,098,286	$762,168,523	$2,616,518
Shares outstanding	9,211,957	56,576,661	246,354
Net asset value, offering and redemption price per share	$23.89	$13.47	$10.62
Class C:
Net Assets	n/a	$39,151,720	n/a
Shares outstanding	n/a	2,999,051	n/a
Net asset value, offering and redemption price per share	n/a	$13.05	n/a

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended March 31, 2017

	AMG SouthernSun Small Cap Fund#	AMG SouthernSun U.S. Equity Fund#	AMG SouthernSun Global Opportunities Fund#
Investment Income:
Dividend income	$1,710,566	$4,700,325	$12,739
Securities lending income	103,107	233,498	500
Foreign withholding tax	(9,838)	(22,468)	(845)
Interest income	258	957	—
Total investment income	1,804,093	4,912,312	12,394
Expenses:
Investment advisory and management fees	1,249,414	2,993,837	9,865
Administrative fees	249,883	598,767	1,644
Distribution fees—Class N	165,988	57,455	43
Distribution fees—Class C	—	197,705	—
Professional fees	29,745	43,521	14,474
Reports to shareholders	19,940	23,059	6,920
Registration fees	19,515	32,396	7,515
Trustees fees and expenses	14,766	33,325	59
Custodian fees	10,634	21,736	1,136
Transfer agent fees	8,663	25,800	844
Amortization of offering costs	—	—	54,213
Miscellaneous	5,031	9,605	182
Total expenses before offsets/reductions	1,773,579	4,037,206	96,895
Expense reimbursements	—	—	(82,603)
Expense reductions	(1,325)	(3,647)	—
Net expenses	1,772,254	4,033,559	14,292
Net investment income (loss)	31,839	878,753	(1,898)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	10,930,534	(2,607,766)	19,820
Net realized loss on foreign currency transactions	—	—	(1,729)
Net change in unrealized appreciation of investments	25,123,174	52,226,055	178,539
Net change in unrealized depreciation on foreign currency translations	—	—	(36)
Net realized and unrealized gain	36,053,708	49,618,289	196,594
Net increase in net assets resulting from operations	$36,085,547	$50,497,042	$194,696

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended March 31, 2017 (unaudited) and the fiscal year ended September 30, 2016

	AMG SouthernSun Small Cap Fund		AMG SouthernSun U.S. Equity Fund		AMG SouthernSun Global Opportunities Fund*
	March 31 2017#	September 30 2016	March 31 2017#	September 30 2016	March 31 2017#	September 30 2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$31,839	$582,339	$878,753	$3,112,948	$(1,898)	$(1,407)
Net realized gain (loss) on investments and foreign currency transactions	10,930,534	(47,893,166)	(2,607,766)	(31,620,897)	18,091	(975)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	25,123,174	90,380,321	52,226,055	112,256,864	178,503	(22,241)
Net increase (decrease) in net assets resulting from operations	36,085,547	43,069,494	50,497,042	83,748,915	194,696	(24,623)
Distributions to Shareholders:
From net investment income:
Class N	—	(198,482)	(62,710)	(93,018)	—	—
Class I	(467,281)	(991,025)	(2,695,682)	(4,160,029)	—	—
Class C	—	—	—	—	—	—
From net realized gain oninvestments:
Class N	—	(18,592,749)	—	(1,842,749)	—	—
Class I	—	(22,361,716)	—	(26,544,165)	—	—
Class C	—	—	—	(1,556,121)	—	—
Total distributions to shareholders	(467,281)	(42,143,972)	(2,758,392)	(34,196,082)	—	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(41,105,570)	(126,072,735)	36,741,078	(91,283,165)	1,107,545	1,368,439
Total increase (decrease) in net assets	(5,487,304)	(125,147,213)	84,479,728	(41,730,332)	1,302,241	1,343,816
Net Assets:
Beginning of period	349,966,245	475,113,458	762,463,358	804,193,690	1,343,816	—
End of period	$344,478,941	$349,966,245	$846,943,086	$762,463,358	$2,646,057	$1,343,816
End of period undistributed (distributions in excess of) net investment income	$(14,830)	$420,612	$152,593	$2,032,232	$(1,898)	—

*	Commencement of operations was on July 12, 2016.
#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16

AMG SouthernSun Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2017#	For the fiscal years ended September 30,
Class N	(unaudited)	2016	2015	2014[4]	2013[5]	2012[5]
Net Asset Value, Beginning of Period	$21.16	$21.09	$28.23	$29.46	$21.64	$17.41
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.02)	0.00 [6,7]	0.01	(0.05)[8]	0.00 [6]	(0.03)
Net realized and unrealized gain (loss) on investments	2.44	2.42	(5.01)	2.56	8.70	5.50
Total income (loss) from investment operations	2.42	2.42	(5.00)	2.51	8.70	5.47
Distributions to Shareholders from:
Net investment income	—	(0.02)	—	—	(0.10)	—
Net realized gain on investments	—	(2.33)	(2.14)	(3.74)	(0.78)	(1.24)
Total distributions to shareholders	—	(2.35)	(2.14)	(3.74)	(0.88)	(1.24)
Net Asset Value, End of Period	$23.58	$21.16	$21.09	$28.23	$29.46	$21.64
Total Return[2]	11.44%[13]	12.97%	(18.94)%	8.53%	41.42%	32.12%
Ratio of net expenses to average net assets	1.22%[14]	1.20%[9]	1.19%[9]	1.20%	1.22%	1.25%
Ratio of gross expenses to average net assets[3]	1.22%[14]	1.21%	1.20%	1.20%	1.22%	1.25%
Ratio of net investment income (loss) to average net assets[2]	(0.14)%[14]	0.01%	0.04%	(0.16)%	0.01%	(0.15)%
Portfolio turnover	10%[13]	16%	31%	24%	22%	31%
Net assets at end of period (000’s omitted)	$124,381	$139,603	$193,335	$378,849	$417,148	$214,667

	For the six months ended March 31, 2017#	For the fiscal years ended September 30,
Class I	(unaudited)	2016	2015	2014[4]	2013[5]	2012[5]
Net Asset Value, Beginning of Period	$21.46	$21.43	$28.62	$29.76	$21.84	$17.52
Income from Investment Operations:
Net investment income[1,2]	0.01	0.06 [7]	0.08	0.03 [8]	0.06	0.03
Net realized and unrealized gain (loss) on investments	2.47	2.45	(5.09)	2.58	8.80	5.53
Total income (loss) from investment operations	2.48	2.51	(5.01)	2.61	8.86	5.56
Distributions to Shareholders from:
Net investment income	(0.05)	(0.11)	(0.01)	(0.01)	(0.16)	—
Net realized gain on investments	—	(2.37)	(2.17)	(3.74)	(0.78)	(1.24)
Total distributions to shareholders	(0.05)	(2.48)	(2.18)	(3.75)	(0.94)	(1.24)
Net Asset Value, End of Period	$23.89	$21.46	$21.43	$28.62	$29.76	$21.84
Total Return[2]	11.59%[13]	13.23%	(18.73)%	8.80%	41.81%	32.45%
Ratio of net expenses to average net assets	0.97%[14]	0.95%[9]	0.94%[9]	0.95%	0.97%	1.01%
Ratio of gross expenses to average net assets[3]	0.97%[14]	0.96%	0.95%	0.95%	0.97%	1.01%
Ratio of net investment income to average net assets[2]	0.12%[14]	0.27%	0.29%	0.09%	0.24%	0.14%
Portfolio turnover	10%[13]	16%	31%	24%	22%	31%
Net assets at end of period (000’s omitted)	$220,098	$210,363	$281,778	$426,650	$357,624	$138,985

AMG SouthernSun U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended March 31, 2017#	For the fiscal years ended September 30,				For the period ended
Class N	(unaudited)	2016	2015	2014[4]	2013[5]	September 30, 2012*,5
Net Asset Value, Beginning of Period	$12.63	$11.77	$13.89	$13.05	$10.09	$10.00
Income from Investment Operations:
Net investment income (loss)[1,2]	0.00 [6]	0.03	0.03	0.00 [6,8]	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	0.83	1.33	(1.83)	1.10	3.86	0.08
Total income (loss) from investment operations	0.83	1.36	(1.80)	1.10	3.85	0.09
Distributions to Shareholders from:
Net investment income	(0.02)	(0.02)	—	(0.01)	(0.07)	—
Net realized gain on investments	—	(0.48)	(0.32)	(0.25)	(0.82)	—
Total distributions to shareholders	(0.02)	(0.50)	(0.32)	(0.26)	(0.89)	—
Net Asset Value, End of Period	$13.44	$12.63	$11.77	$13.89	$13.05	$10.09
Total Return[2]	6.56%[13]	12.13%	(13.20)%	8.56%	40.83%	0.90%[13]
Ratio of net expenses to average net assets	1.20%[14]	1.20%	1.18%[10]	1.31%[11]	1.30%	1.15%[14]
Ratio of gross expenses to average net assets[3]	1.20%[14]	1.20%	1.20%	1.32%	1.55%	3.06%[14]
Ratio of net investment income (loss) to average net assets[2]	0.03%[14]	0.23%	0.25%	(0.04)%	(0.04)%	0.20%[14]
Portfolio turnover	8%[13]	16%	22%	20%	25%	49%[13]
Net assets at end of period (000’s omitted)	$45,623	$45,902	$50,529	$87,858	$22,653	$263

	For the six months ended March 31, 2017#	For the fiscal years ended September 30,				For the period ended
Class I	(unaudited)	2016	2015	2014[4]	2013[5]	September 30, 2012*,5
Net Asset Value, Beginning of Period	$12.67	$11.83	$13.94	$13.08	$10.11	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.02	0.06	0.07	0.03 [8]	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.83	1.34	(1.85)	1.11	3.85	0.09
Total income (loss) from investment operations	0.85	1.40	(1.78)	1.14	3.87	0.11
Distributions to Shareholders from:
Net investment income	(0.05)	(0.08)	(0.01)	(0.03)	(0.08)	—
Net realized gain on investments	—	(0.48)	(0.32)	(0.25)	(0.82)	—
Total distributions to shareholders	(0.05)	(0.56)	(0.33)	(0.28)	(0.90)	—
Net Asset Value, End of Period	$13.47	$12.67	$11.83	$13.94	$13.08	$10.11
Total Return[2]	6.72%[13]	12.42%	(12.98)%	8.85%	41.02%	1.10%[13]
Ratio of net expenses to average net assets	0.95%[14]	0.95%	0.93%[10]	1.06%[11]	1.05%	0.90%[14]
Ratio of gross expenses to average net assets[3]	0.95%[14]	0.95%	0.95%	1.07%	1.30%	2.81%[14]
Ratio of net investment income to average net assets[2]	0.28%[14]	0.49%	0.53%	0.21%	0.21%	0.45%[14]
Portfolio turnover	8%[13]	16%	22%	20%	25%	49%[13]
Net assets at end of period (000’s omitted)	$762,169	$676,962	$715,376	$620,300	$209,419	$11,502

AMG SouthernSun U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended March 31, 2017 (unaudited)	For the fiscal years ended September 30,				For the period ended September 30, 2012*,5
Class C		2016	2015	2014[4]	2013[5]
Net Asset Value, Beginning of Period	$12.29	$11.51	$13.69	$12.95	$10.08	$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.05)	(0.06)	(0.06)	(0.11)[8]	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	0.81	1.31	(1.80)	1.10	3.83	0.10
Total income (loss) from investment operations	0.76	1.25	(1.86)	0.99	3.74	0.08
Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.05)	—
Net realized gain on investments	—	(0.47)	(0.32)	(0.25)	(0.82)	—
Total distributions to shareholders	—	(0.47)	(0.32)	(0.25)	(0.87)	—
Net Asset Value, End of Period	$13.05	$12.29	$11.51	$13.69	$12.95	$10.08
Total Return[2]	6.18%[13]	11.33%	(13.88)%	7.73%	39.67%	0.80%[13]
Ratio of net expenses to average net assets	1.95%[14]	1.95%	1.93%[10]	2.06%[11]	2.05%	1.90%[14]
Ratio of gross expenses to average net assets[3]	1.95%[14]	1.95%	1.95%	2.07%	2.30%	3.81%[14]
Ratio of net investment loss to average net assets[2]	(0.72)%[14]	(0.52)%	(0.46)%	(0.79)%	(0.79)%	(0.55)%[14]
Portfolio turnover	8%[13]	16%	22%	20%	25%	49%[13]
Net assets at end of period (000’s omitted)	$39,152	$39,599	$38,288	$23,321	$6,072	$374

AMG SouthernSun Global Opportunities

Financial Highlights

For a share outstanding throughout each fiscal period

Class N	For the six months ended March 31, 2017# (unaudited)	For the period ended September 30, 2016**
Net Asset Value, Beginning of Period	$9.82	$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.82	(0.16)
Total from investment operations	0.79	(0.18)
Net Asset Value, End of Period	$10.61	$9.82
Total Return[2]	8.05%[13]	(1.80)%[13]
Ratio of net expenses to average net assets	1.55%[14]	1.55%[14]
Ratio of gross expenses to average net assets[3]	9.09%[14]	12.81%[12,14]
Ratio of net investment loss to average net assets[2]	(0.55)%[14]	(0.70)%[14]
Portfolio turnover	9%[13]	0%[13]
Net assets at end of period (000’s omitted)	$30	$20

	For the six months ended March 31, 2017# (unaudited)	For the period ended September 30, 2016**
Class I
Net Asset Value, Beginning of Period	$9.82	$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.81	(0.17)
Total from investment operations	0.80	(0.18)
Net Asset Value, End of Period	$10.62	$9.82
Total Return[2]	8.15%[13]	(1.80)%[13]
Ratio of net expenses to average net assets	1.30%[14]	1.30%[14]
Ratio of gross expenses to average net assets[3]	8.84%[14]	12.56%[12,14]
Ratio of net investment loss to average net assets[2]	(0.17)%[14]	(0.47)%[14]
Portfolio turnover	9%[13]	0%[13]
Net assets at end of period (000’s omitted)	$2,617	$1,324

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Effective October 1, 2016, the Investor Class and Institutional Class of AMG SouthernSun Small Cap Fund, AMG SouthernSun U.S. Equity Fund and AMG SouthernSun Global Opportunities Fund were renamed Class N and Class I, respectively.
*	Commencement of operations was on April 10, 2012.
**	Commencement of operations was on July 12, 2016.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2, in the Notes to Financial Statements.)
[4]	At the start of business on March 31, 2014, SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund were each reorganized into a fund of the AMG Funds.
[5]	Audited by previous registered public accounting firm.
[6]	Amount is less than $0.01 or $(0.01) per share.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.01) and $0.05 for AMG SouthernSun Small Cap Fund’s Class N and Class I shares, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.07) and $0.00 for AMG SouthernSun Small Cap Fund’s Class N and Class I shares, respectively, and $(0.03), $0.01, and $(0.13) for AMG SouthernSun U.S. Equity Fund’s Class N, Class I and Class C shares, respectively.
[9]	Includes reduction from broker recapture amounting to 0.01%.
[10]	Includes reduction from broker recapture amounting to 0.02%.
[11]	Such ratio includes recapture of waived/reimbursed fees from prior periods.
[12]	Ratio does not reflect the annualization of audit and organization expenses.
[13]	Not annualized.
[14]	Annualized.

Notes to Financial Statements (unaudited)

March 31, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG SouthernSun Small Cap Fund (“Small Cap”), AMG SouthernSun U.S. Equity Fund (“U.S. Equity”) and AMG SouthernSun Global Opportunities Fund (“Global Opportunities”), each a “Fund” and collectively the “Funds.”

The Global Opportunities Fund has an inception date of July 11, 2016. The Fund’s commencement of operations was on July 12, 2016.

Each Fund offers different classes of shares, which, effective October 1, 2016, were renamed. Both Small Cap and Global Opportunities previously offered Investor Class shares and Institutional Class shares which were renamed to Class N and Class I, respectively. U.S. Equity previously offered Investor Class shares and Institutional Class shares, which were renamed to Class N and Class I, respectively, and offers Class C shares.

Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap and U.S. Equity had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended March 31, 2017, the impact on the expense ratios, if any, was $1,325 and $3,647, respectively, both less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized, gain/losses on foreign currency, expenses disallowed for tax purposes and a net operating loss. Temporary differences are due to wash sales and differences between book and tax treatment of losses for excise tax purposes.

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of September 30, 2016 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of March 31, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Small Cap Fund	$10,315,668	$17,337,273
U.S. Equity Fund	$2,089,560	$28,509,011

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended March 31, 2017, Small Cap and U.S. Equity had redemption fees amounting to $19,921 and $20,584, respectively.

For the six months ended March 31, 2017 (unaudited) and the fiscal year ended September 30, 2016, the capital stock transactions by class for the Funds were as follows:

	Small Cap				U.S. Equity
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	214,997	$4,791,231	450,688	$8,976,408	217,988	$2,843,221	681,001	$8,043,561
Reinvestment of distributions	—	—	989,316	18,510,099	4,197	55,736	168,556	1,897,943
Cost of shares repurchased	(1,538,993)	(34,537,516)	(4,007,303)	(80,397,372)	(462,771)	(6,038,109)	(1,509,675)	(17,947,253)

Net decrease	(1,323,996)	$(29,746,285)	(2,567,299)	$(52,910,865)	(240,586)	$(3,139,152)	(660,118)	$(8,005,749)

Class I:
Proceeds from sale of shares	1,697,664	$38,872,594	1,738,529	$35,288,394	10,033,122	$132,783,237	14,796,609	$176,111,920
Reinvestment of distributions	17,262	394,250	1,034,539	19,604,513	179,064	2,381,553	2,374,991	26,789,897
Cost of shares repurchased	(2,305,900)	(50,626,129)	(6,118,377)	(128,054,777)	(7,060,807)	(92,464,386)	(24,223,913)	(284,933,443)

Net increase (decrease)	(590,974)	$(11,359,285)	(3,345,309)	$(73,161,870)	3,151,379	$42,700,404	(7,052,313)	($82,031,626)

Class C:
Proceeds from sale of shares	—	—	—	—	116,316	$1,467,415	424,741	$5,001,811
Reinvestment of distributions	—	—	—	—	—	—	140,544	1,548,792
Cost of shares repurchased	—	—	—	—	(338,142)	(4,287,589)	(669,589)	(7,796,393)

Net decrease	—	—	—	—	(221,826)	$(2,820,174)	(104,304)	($1,245,790)

Notes to Financial Statements (continued)

	Global Opportunities*
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	5,812	$56,484	2,008	$19,960
Cost of shares repurchased	(5,035)	(50,615)	—	—

Net increase	777	$5,869	2,008	$19,960

Class I:
Proceeds from sale of shares	113,763	$1,124,787	134,858	$1,348,579
Cost of shares repurchased	(2,257)	(23,111)	(10)	(100)

Net increase	111,506	$1,101,676	134,848	$1,348,479

*	Commencement of operations was on July 12, 2016.

At March 31, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap—two own 52%, U.S. Equity—three own 62% and Global Opportunities—three own 83%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2017, the market value of Repurchase Agreements outstanding for Small Cap, U.S. Equity and Global Opportunities were $16,442,691, $75,962,195 and $91,884, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

k. ORGANIZATIONAL AND OFFERING COSTS

The Investment Manager incurred and directly paid organizational and offering costs on behalf of Global Opportunities in the amount of $112,511, which will be repaid by the Fund for the full amount thereof. Organizational costs in the amount of $4,822 were expensed. Offering costs of $107,689 were deferred and are being amortized on the straight-line method over a period of one year from the commencement of operations. The amount of organizational and offering costs owed by Global Opportunities to the Investment Manager is reflected as a Payable to affiliate on the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by SouthernSun Asset Management, LLC (“SouthernSun”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in SouthernSun.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Funds’ investment management fees are paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.75%
U.S. Equity	0.75%
Global Opportunities	0.90%

Prior to October 1, 2016, the annual rate for the investment management fees were 0.85%, 0.85%, and 1.00% of each Fund’s average daily net assets for Small Cap, U.S. Equity, and Global Opportunities, respectively.

The Investment Manager has contractually agreed, through at least January 31, 2018 for Small Cap and U.S. Equity and February 1, 2018 for Global Opportunities, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to the following percentages of Small Cap, U.S. Equity and Global Opportunities Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances.

	Small Cap	U.S. Equity	Global Opportunities
Class N	1.50%	1.34%	1.55%
Class I	1.25%	1.09%	1.30%
Class C	n/a	2.09%	n/a

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective contractual expense limitation amount.

At March 31, 2017, the Fund’s expiration of reimbursement is as follows:

Expiration Period	Global Opportunities
Less than 1 year	—
Within 2 years	—
Within 3 years	$139,445

Total Amount Subject to Reimbursement	$139,445

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, each Fund paid an administration fee under a similar contract at an annual rate of 0.05% of each Fund’s average daily net assets.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, and Class C shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares and 1.00% annually of average daily net assets attributable to U.S. Equity—Class C shares. The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class C or Class N shares of U.S. Equity and Class N shares of Small Cap and Global Opportunities for shareholder servicing may not exceed an annual rate of 0.25% of the

26

Notes to Financial Statements (continued)

average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For the Class N and Class I of Global Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary such as broker-dealers (including fund supermarket platforms), bank and trust companies that provide shareholder recordkeeping, account servicing and other services.

The impact on the annualized expense ratios for the six months ended March 31, 2017, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Global Opportunities
Class N	0.15%	0.00%
Class I	0.15%	0.00%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended March 31, 2017, the following Funds either borrowed from or lent to other funds in the AMG Funds family: Small Cap lent varying amounts not exceeding $2,158,700 for three days earning interest of $258 and U.S. Equity lent varying amounts not exceeding $6,068,422 for eight days earning interest of $957. The interest income amount is included in the Statement of Operations as interest income. At March 31, 2017, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$32,905,855	$71,773,514
U.S. Equity	70,719,817	60,435,151
Global Opportunities	1,241,247	153,650

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2017.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At March 31, 2017, the value of the securities loaned and cash collateral received, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Small Cap	$16,148,958	$16,442,691
U.S. Equity	74,278,234	75,962,195
Global Opportunities	90,001	91,884

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future

27

Notes to Financial Statements (continued)

claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of March 31, 2017:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets	Financial
	Presented in the Statement		Cash Collateral
Fund	of Assets and Liabilities	Instruments	Received	Net Amount
Small Cap
Cantor Fitzgerald Securities, Inc.	$3,905,258	$3,905,258	—	—
Daiwa Capital Markets America	3,905,258	3,905,258	—	—
Jefferies LLC	821,617	821,617	—	—
Nomura Securities International, Inc.	3,905,258	3,905,258	—	—
State of Wisconsin Investment Board	3,905,300	3,905,300	—	—

Totals	$16,442,691	$16,442,691	—	—

U.S. Equity
Cantor Fitzgerald Securities, Inc.	$18,041,466	$18,041,466	—	—
Daiwa Capital Markets America	18,041,466	18,041,466	—	—
Jefferies LLC	3,796,297	3,796,297	—	—
Nomura Securities International, Inc.	18,041,466	18,041,466	—	—
State of Wisconsin Investment Board	18,041,500	18,041,500	—	—

Totals	$75,962,195	$75,962,195	—	—

Global Opportunities
Royal Bank of Scotland PLC	$91,884	$91,884	—	—

7. REGULATORY EVENTS

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

SouthernSun Asset Management, LLC

6070 Poplar Avenue

Suite 300

Memphis, TN 38119

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn,	NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners     Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core AMG GW&K Small/Mid Cap Fund AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International     Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security

    Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell

    Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap     Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global     Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap     Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate     Government

AMG Managers Amundi Short Duration     Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

JPMorgan Investment Management Inc.

www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.
(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.
(a) (3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	June 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	June 2, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	June 2, 2017